Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Estimated Useful Life of Assets

The Company records amortization using the straight-line method over the estimated useful lives of the capital assets as follow:

a) Computer Equipment	3 years

b) Furniture and Fixtures	3 – 5 years

c) Leasehold Improvements	Term of the lease

Summary of Original Classification of Company's Financial Assets and Financial Liabilities

The following table shows the original classification under IAS 39 and the new classification under IFRS 9 for each of the Company’s financial assets and financial liabilities at January 1, 2018, (there is no change to the carrying amounts of the financial instruments from this change).

Financial Instrument	IAS 39 Classification	IFRS 9
Financial Asset
Cash and cash equivalents	Loans and receivables	Amortized cost
Amounts receivable	Loans and receivables	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Other financial liabilities	Amortized Cost